Transactions with related companies - Related income taxes assumed (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 2,051	$ 2,300
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	12,317	12,374
S.M.R.L. Chaupiloma Dos de Cajamarca c [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	3,623	4,596
NVL, USA Limited, Delaware [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	0	156
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	222	0
Newmont USA Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	1,652	435
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	4,492	2,366
Oroplata S.A.
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	59	254
Newmont International Service Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	288	1,431
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	2,534	4,227
Suriname Gold Company [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	1	0
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	5	0
Newmont Global Employment Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	24	5
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	118	0
Newmont Peru S.R.L [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	16	22
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	769	1,033
Newmont Technologies Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	8	0
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	293	142
Other
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	3	3
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	3	10
Newmont Mining Services pty Ltd [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	$ 258	$ 0